Risk management - Spain companies portfolio (Details) - Spain € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Credit risk
Risk exposure	€ 221,341
Percent at risk	22.00%
SMEs and Corporates
Credit risk
Risk exposure	€ 149,646
Percent at risk	68.00%
Non-performing rate (as a percent)	7.04%
Decrease in NPR (as a percent)	0.21%